Business combinations	12 Months Ended
Mar. 30, 2025
Disclosure of detailed information about business combination [abstract]
Business combinations	Business combinations
Transactions during the year ended March 31, 2024
On November 1, 2023, a newly incorporated subsidiary of the Company, Paola Confectii Manufacturing Limited (“Paola Confectii”), acquired the business of Paola Confectii SRL, a luxury knitwear manufacturer for total cash consideration of $15.9m. This acquisition is expected to enhance product margins and supply control, while deepening in-house product expertise and capability.
The aggregate purchase consideration for the business combination is as follows:

$
Cash	16.4
Working capital adjustments	(0.5)
Total purchase consideration	15.9
Management determined that the assets and substantive processes comprised a business and therefore accounted for the transaction as a business combination under IFRS 3, Business Combinations using the acquisition method of accounting. Under the acquisition method, assets and liabilities of the acquiree are recorded at their fair values.
Assets acquired and liabilities assumed have been recorded at the date of acquisition as follows:

$
Assets acquired
Trade receivables	7.2
Inventories	1.6
Prepaid expenses	0.1
Property, plant and equipment	2.6
Intangible assets
Customer list	3.5
Brand	1.0
Right-of-use assets	1.2
Goodwill	8.3
Accounts payable and accrued liabilities	(8.4)
Lease liability	(1.2)
Total assets acquired, net of liabilities assumed	15.9
The determination of the fair value of assets acquired and liabilities assumed is based on estimates and certain assumptions with respect to the fair values of the assets acquired and liabilities assumed that were finalized as at the reporting date, within one year of the acquisition.
Goodwill of $8.3m was recognized as the excess of the acquisition cost over the fair value of net identifiable assets at the date of acquisition. Goodwill is mainly attributable to the strengthening of our vertically integrated supply chain and expected future growth potential of the knitwear category. Goodwill recognized is not expected to be deductible for income tax purposes.
Identifiable intangible assets acquired consist of the customer list and brand. The fair value of the customer list was $3.5m, measured using the multi-period excess earnings method, which will be amortized over a 4-year period on a straight-line basis. The fair value of the brand was $1.0m, measured using the relief-from-royalty method.
In connection with the business combination, subject to the controlling shareholders of Paola Confectii SRL ("PCML Vendors") remaining employees through November 1, 2025, a further amount is payable to the PCML Vendors if certain performance conditions are met based on financial results (“Earn-Out”). The estimated value is calculated as a pre-determined percentage of net equity value, determined as a multiple of EBITDA and EBITDA margin for the fiscal year ending March 30, 2025, subject to a floor, less net debt adjustments. As at March 30, 2025, the estimated value of the payout was $13.7m. The Company recognized the amount payable to the PCML Vendors as a separate transaction that was not included in applying the acquisition method as the amount reflects remuneration for future services to be performed conditional on employment until November 1, 2025, and therefore this amount will be expensed over two years.
The Company incurred $0.8m in transaction related costs which are included in SG&A expenses in the consolidated statements of income and comprehensive income for the year ended March 31, 2024.
Paola Confectii’s results are consolidated into the Company’s financial results effective from the date of acquisition and are presented in the Company’s Other operating segment. The results of Paola Confectii were not significant for the period beginning on the date of acquisition and ended on March 31, 2024 and would not have been either during fiscal 2024 if the acquisition had occurred as of the beginning of the fiscal year.
The PCML Vendors are employed as members of key management and continue to lead and maintain regular operations at Paola Confectii. The Earn-Out to the PCML Vendors and transactions with one of the PCML Vendors in connection with the acquisition for the lease of the manufacturing facility are related party transactions as they have been retained as employees of the Company. See “Note 20. Related Party Transactions” for more details.